Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current Taxes:
Federal (refund)	$ (1,137)	$ 8,539
State	2,732	19,300
Income tax expense	$ 1,595	$ 27,839